Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, plant and equipment
Total property, plant and equipment, gross	¥ 11,237,847				¥ 5,539,261
Less: Accumulated depreciation	(1,838,044)				(983,222)
Less: Accumulated impairment loss	(38,299)				(57,770)
Total property, plant and equipment, net	9,361,504			$ 1,316,019	4,498,269
Depreciation expenses	771,712		¥ 374,732
Impairment loss related to the property, plant and equipment	0	$ 0	¥ 27,388
Other noncurrent assets	2,196,550			308,787	1,981,076
Other noncurrent liabilities	1,805,869			$ 253,865	802,259
Beijing Manufacturing Base Agreements | Automotive Manufacturing Permission
Property, plant and equipment
Construction in process	404,111
Other noncurrent liabilities	242,124
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross	3,834,714				1,942,953
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross	2,202,863				1,098,392
Production facilities
Property, plant and equipment
Total property, plant and equipment, gross	2,192,717				804,281
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross	929,625				660,902
Buildings
Property, plant and equipment
Total property, plant and equipment, gross	877,066				409,123
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross	317,229				297,163
Equipment
Property, plant and equipment
Total property, plant and equipment, gross	514,047				266,745
Motor vehicles
Property, plant and equipment
Total property, plant and equipment, gross	¥ 369,586				¥ 59,702